Expense Example	Feb. 28, 2025 USD ($)
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 567
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	1,698
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,118
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	991
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	577
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	1,977
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,388
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	$ 1,292